Finance Income and Costs - Finance Income and Costs by Category of Financial Instruments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [Line items]
Finance income	₩ 155,133	₩ 140,685	₩ 121,692
Finance costs	315,604	322,943	334,912
Derivatives designated as hedging instrument	16,133	19,138	40,681
Other comprehensive income for the year, net of taxes	1,362,192	461,822	1,009
Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	202,550	241,196	142,155
Finance costs	585,427	497,193	437,955
Financial assets, class [member]
Disclosure of detailed information about financial instruments [Line items]
Financial assets at FVOCI	920,871	579,678	(17,943)
Derivatives designated as hedging instrument	15,427	24,320	41,305
Other comprehensive income for the year, net of taxes	936,298	603,998	23,362
Financial assets, class [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	201,943	227,382	141,996
Finance costs	222,380	82,194	31,065
Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [Line items]
Derivatives designated as hedging instrument	706	(5,182)	(624)
Financial liabilities, class [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	607	13,814	159
Finance costs	363,047	414,999	406,890
Financial instruments [member]
Disclosure of detailed information about financial instruments [Line items]
Other comprehensive income for the year, net of taxes	937,004	598,816	22,738
Financial assets at fair value through profit or loss [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	149,590	180,254	79,529
Finance costs	67,503	10,894	13,577
Financial liabilities at fair value through profit or loss [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	0		56
Finance costs	8,036	12,115	43
Financial liabilities measured at amortised cost [Member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	607	6,434	103
Finance costs	355,011	400,678	406,206
Derivatives hedging instrument [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income		7,380
Finance costs		2,206	641
Financial assets at FVOCI [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	3,413	993	9,924
Finance costs	142,015	44,832
Financial assets at amortised cost, class [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	48,940	46,135	52,543
Finance costs	12,262	24,601	₩ 17,488
Derivatives designated as hedging instrument [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	0
Finance costs	₩ 600	₩ 1,867